Document and Entity Information	Feb. 02, 2016
Prospectus:
Document Type	497
Document Period End Date	Feb. 02, 2016
Registrant Name	IronBridge Funds, Inc.
Central Index Key	0001487592
Amendment Flag	false
Document Creation Date	Feb. 02, 2016
Document Effective Date	Feb. 02, 2016
Prospectus Date	Nov. 01, 2015
IronBridge SMID Cap Fund | IronBridge SMID Cap Fund
Prospectus:
Trading Symbol	IBSMX